Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 30, 2012
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer

Statements Of Financial Condition (USD $)	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 3,686,978		$ 3,309,973
Cash and cash equivalents held at brokers (restricted)	1,401,234		2,695,461
Foreign currencies held at brokers (restricted)	7,504,546	[1]	6,926,407	[1]
Short-term investments	74,597,056		100,261,940
Interest receivable	2,333		1,834
Unrealized appreciation on forward currency contracts (Note 9)	3,723,647		3,620,413
Net unrealized depreciation on futures contracts (Note 9)	(152,172)		(2,043,296)
Total Assets	90,763,622		114,772,732
Liabilities and Shareholders' Capital
Sponsor's fees payable	74,427		89,735
Due to brokers	100,000
Unrealized depreciation on forward currency contracts (Note 9)	2,695,336		3,744,316
Total Liabilities	2,869,763		3,834,051
Commitments and Contingent Liabilities (Note 7)
Shareholders' Capital
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 1,800,000 issued and outstanding at December 31, 2011 and 2,200,000 issued and outstanding at December 31, 2010	87,879,459		110,931,481
Additional paid-in capital	14,400		7,200
Total Shareholders' Capital	87,893,859		110,938,681
Total Liabilities and Shareholders' Capital	$ 90,763,622		$ 114,772,732

[1]	Cost of foreign currencies at December 31, 2011 and 2010: $7,615,973 and $6,830,250, respectively.

Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statements Of Financial Condition [Abstract]
Cost of foreign currencies	$ 7,615,973	$ 6,830,250
Redeemable capital shares, par value
Redeemable capital shares, issued	1,800,000	2,200,000
Redeemable capital shares, outstanding	1,800,000	2,200,000

Statements Of Operations (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Investment Income
Interest	$ 2,444	$ 125,182	$ 111,049
Total investment income	2,444	125,182	111,049
Expenses
Sponsor's fees	26,019	1,146,228	634,698
Brokerage commissions and fees	1,933	87,185	41,174
Total expenses	27,952	1,233,413	675,872
Net investment loss	(25,508)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments		13,430	199
Forward currency contracts	435	(3,234,749)	699,926
Futures contracts	(67,036)	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,245)	(207,584)	102,402
Forward currency contracts	51,933	1,152,214	(175,836)
Futures contracts	(125,582)	1,891,124	(1,917,712)
Net realized and unrealized gain (loss)	(146,495)	(3,133,727)	1,754,368
Net gain (loss)	$ (172,003)	$ (4,241,958)	$ 1,189,545
Net gain (loss) per Share	$ (0.74)	$ (1.78)	$ 0.88
Weighted-average Shares outstanding	232,184	2,388,493	1,346,575

Statements Of Changes In Shareholders' Capital (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Statements Of Changes In Shareholders' Capital [Abstract]
Shareholders' Capital, Beginning of Period		$ 110,938,681	$ 14,855,197
Contributions	15,027,200	40,581,012	94,893,939
Redemptions		(59,383,876)
Net investment loss	(25,508)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments		13,430	199
Forward currency contracts	435	(3,234,749)	699,926
Futures contracts	(67,036)	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,245)	(207,584)	102,402
Forward currency contracts	51,933	1,152,214	(175,836)
Futures contracts	(125,582)	1,891,124	(1,917,712)
Shareholders' Capital, End of Period	$ 14,855,197	$ 87,893,859	$ 110,938,681
Net Asset Value per Share, End of Period	$ 49.52	$ 48.83	$ 50.43

Statements Of Cash Flows (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net gain (loss)	$ (172,003)	$ (4,241,958)	$ 1,189,545
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(22,496,236)	(350,098,480)	(188,417,529)
Sales/maturities of short-term investments	9,000,000	375,878,478	101,756,444
Accretion of discount	(1,438)	(101,684)	(102,982)
Net realized gain on short-term investments		(13,430)	(199)
Change in operating assets and liabilities:
Cash and cash equivalents held at brokers (restricted)	(717,390)	1,294,227	(1,978,071)
Foreign currencies held at brokers, at cost (restricted)	(564,172)	(785,723)	(6,266,078)
Interest receivable	(1,005)	(499)	(829)
Net unrealized appreciation (depreciation) on futures contracts	123,565	(1,907,734)	1,906,344
Sponsor's fees payable	11,652	(15,308)	78,083
Due to brokers		100,000
Net cash provided by (used in) operating activities	(14,817,027)	20,107,889	(91,835,272)
Cash Flows from Financing Activities
Contributions	15,027,200	40,581,012	94,893,939
Redemptions		(59,383,876)
Net cash provided by (used in) financing activities	15,027,200	(18,802,864)	94,893,939
Effect of exchange rate changes on cash	(43,574)	(928,020)	84,707
Net increase in cash and cash equivalents	166,599	377,005	3,143,374
Cash and Cash Equivalents
Beginning of period		3,309,973	166,599
End of period	$ 166,599	$ 3,686,978	$ 3,309,973

Schedule Of Investments (USD $)	12 Months Ended																																										12 Months Ended
	Dec. 31, 2011 Open Forward Currency Contract 1 [Member]	Dec. 31, 2011 Open Forward Currency Contract 2 [Member]	Dec. 31, 2011 Open Forward Currency Contract 3 [Member]	Dec. 31, 2011 Open Forward Currency Contract 4 [Member]	Dec. 31, 2011 Open Forward Currency Contract 5 [Member]	Dec. 31, 2011 Open Forward Currency Contract 6 [Member]	Dec. 31, 2011 Open Forward Currency Contract 7 [Member]	Dec. 31, 2011 Open Forward Currency Contract 8 [Member]	Dec. 31, 2011 Open Forward Currency Contract 9 [Member]	Dec. 31, 2011 Open Forward Currency Contract 10 [Member]	Dec. 31, 2011 Open Forward Currency Contract 11 [Member]	Dec. 31, 2011 Open Forward Currency Contract 12 [Member]	Dec. 31, 2011 Open Forward Currency Contract 13 [Member]	Dec. 31, 2011 Open Forward Currency Contract 14 [Member]	Dec. 31, 2011 Open Forward Currency Contract 15 [Member]	Dec. 31, 2011 Open Forward Currency Contract 16 [Member]	Dec. 31, 2011 Open Forward Currency Contract 17 [Member]	Dec. 31, 2011 Open Forward Currency Contract 18 [Member]	Dec. 31, 2011 Open Forward Currency Contract 19 [Member]	Dec. 31, 2011 Open Forward Currency Contract 20 [Member]	Dec. 31, 2011 Open Forward Currency Contract 21 [Member]	Dec. 31, 2011 Open Forward Currency Contract 22 [Member]	Dec. 31, 2011 Open Forward Currency Contract 23 [Member]	Dec. 31, 2011 Open Forward Currency Contract 24 [Member]	Dec. 31, 2011 Open Forward Currency Contract 25 [Member]	Dec. 31, 2011 Open Forward Currency Contract 26 [Member]	Dec. 31, 2011 Open Forward Currency Contract 27 [Member]	Dec. 31, 2011 Open Forward Currency Contract 28 [Member]	Dec. 31, 2011 Open Forward Currency Contract 29 [Member]	Dec. 31, 2011 Open Forward Currency Contract 30 [Member]	Dec. 31, 2011 Open Forward Currency Contract 31 [Member]	Dec. 31, 2011 Open Forward Currency Contract 32 [Member]	Dec. 31, 2011 Open Forward Currency Contract 33 [Member]	Dec. 31, 2011 Open Forward Currency Contract 34 [Member]	Dec. 31, 2011 Open Forward Currency Contract 35 [Member]	Dec. 31, 2011 Open Forward Currency Contract 36 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% - 0.07% due 1/12/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% due 2/16/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% - 0.03% due 2/23/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.00%(a) - 0.04% due 3/08/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% due 3/12/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% due 3/15/12 [Member]	Dec. 31, 2011 Open Forward Currency Contracts [Member]	Dec. 31, 2011 Open Futures Contracts [Member]	Dec. 31, 2011 Equity Contract [Member]	Dec. 31, 2011 Equity Contract [Member] AEX Index [Member]	Dec. 31, 2011 Equity Contract [Member] CAC 40 10-Year Euro [Member]	Dec. 31, 2011 Equity Contract [Member] OMX 30 Index [Member]	Dec. 31, 2011 Equity Contract [Member] Hang Seng Index [Member]	Dec. 31, 2011 Equity Contract [Member] MSCI Taiwan Index [Member]	Dec. 31, 2011 Equity Contract [Member] TOPIX Index [Member]	Dec. 31, 2011 Equity Contract [Member] S&P/TSX 60 Index [Member]	Dec. 31, 2011 Equity Contract [Member] SPI 200 Index [Member]	Dec. 31, 2011 Equity Contract [Member] DAX Index [Member]	Dec. 31, 2011 Equity Contract [Member] FTSE 100 Index [Member]	Dec. 31, 2011 Equity Contract [Member] S&P 500 E-mini Index [Member]	Dec. 31, 2011 Interest Rate Contract [Member]	Dec. 31, 2011 Interest Rate Contract [Member] 10-Year Mini JGB [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Japan 10-Year Bond [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Euro Bund [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Australian 10- Year Bond [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Canada 10- Year Bond [Member]	Dec. 31, 2011 Interest Rate Contract [Member] US 10-Year Note [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Long Gilt [Member]	Dec. 31, 2011 Total Forward Currency Contracts In Gain Position [Member]	Dec. 31, 2011 Total Forward Currency Contracts in Loss Position [Member]
Schedule of Investments [Line Items]
United States Treasury Bills, Face Amount																																					$ 11,300,000	$ 3,000,000	$ 18,500,000	$ 11,600,000	$ 14,200,000	$ 16,000,000
United States Treasury Bills, Fair Value																																					11,299,766	2,999,870	18,499,315	11,599,443	14,198,827	15,999,835
Settlement Date	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Apr 4, 2012	Apr 4, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Jan 5, 2012	Apr 4, 2012	Apr 4, 2012	Apr 4, 2012	Apr 4, 2012	Apr 4, 2012	Apr 4, 2012
Currency to be Delivered	AUD	CAD	CHF	EUR	GBP	JPY	NOK	SEK	USD	USD	USD	USD	USD	USD	USD	CAD	USD	AUD	CAD	GBP	JPY	NOK	SEK	USD	USD	USD	USD	USD	USD	USD	CHF	EUR	USD	USD	USD	USD
Currency to be Received	USD	USD	USD	USD	USD	USD	USD	USD	AUD	CAD	CHF	EUR	GBP	JPY	SEK	USD	GBP	USD	USD	USD	USD	USD	USD	CAD	CHF	EUR	GBP	JPY	NOK	SEK	USD	USD	AUD	JPY	NOK	SEK
Amount to be Delivered	1,439,138	2,096,640	16,730,530	21,864,893	10,983,337	729,545,155	58,107,906	65,656,222	13,003,122	17,811,000	11,881,579	554,560	15,915,634	5,033,720	23,350,443	15,108,487	6,834,790	12,422,881	22,916,759	244,556	409,525,308	60,428,668	119,994,053	6,750,444	6,286,165	28,786,266	1,436,772	9,735,908	20,059,960	3,551,668	10,535,738	7,702,109	8,957,973	5,659,651	9,561,513	14,754,666
Amount to be Received	1,479,591	2,067,818	18,176,949	29,237,645	17,296,467	9,498,847	10,119,159	9,776,734	13,862,019	18,166,135	11,121,056	427,894	10,333,893	391,029,463	162,165,275	14,808,032	4,402,019	12,683,089	21,610,157	376,856	5,276,254	10,121,978	17,465,576	6,847,264	5,609,474	21,436,999	894,000	748,041,000	118,536,574	23,485,000	11,287,968	10,006,672	8,825,111	434,673,658	57,248,212	101,553,209
Net Unrealized Appreciation (Depreciation)	4,353	8,846	284,981	853,562	227,406	16,846	382,808	199,783	1,206,611	28,765	11,504	914	144,134	48,545	303,809	421	359	(51,407)	(894,883)	(3,205)	(46,404)	(3,232)	(37,367)	(26,197)	(287,279)	(957,657)	(47,419)	(13,514)	(198,398)	(126,027)	(484)	(370)	(658)	(322)	(161)	(352)							1,028,311	(152,172)	(509,591)	(263,343)	197,994	(280,987)	34,507	(35,000)	33,143	(68,186)	(289,722)	77,889	59,491	24,623	357,419	(30,569)	(51,989)	484,340	(176,665)	(161,071)	96,469	196,904	3,723,647	(2,695,336)
Number of Contracts																																														(69)	164	(575)	(40)	175	(34)	(53)	72	20	44	21		(28)	(5)	92	(130)	(92)	98	70
Expiration Date																																														Jan 20, 2012	Jan 20, 2012	Jan 20, 2012	Jan 30, 2012	Jan 30, 2012	Mar 9, 2012	Mar 15, 2012	Mar 15, 2012	Mar 16, 2012	Mar 16, 2012	Mar 16, 2012		Mar 8, 2012	Mar 9, 2012	Mar 8, 2012	Mar 15, 2012	Mar 21, 2012	Mar 21, 2012	Mar 28, 2012
Notional Amount																																														$ (5,611,708)	$ 6,739,242	$ (8,295,406)	$ (4,752,659)	$ 4,436,250	$ (3,217,052)	$ (7,067,361)	$ 7,416,505	$ 3,829,543	$ 3,785,540	$ 1,315,230		$ (5,186,223)	$ (9,254,614)	$ 16,605,519	$ (15,845,850)	$ (12,092,590)	$ 12,850,250	$ 12,722,644

Schedule Of Investments (Parenthetical)	12 Months Ended
Dec. 31, 2011
Schedule of Investments [Line Items]
Total United States Treasury bills, percentage	84.87% [1]
United States Treasury Bills - 0.01% - 0.07% due 1/12/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Jan 12, 2012
United States Treasury bills, stated rate, start	0.01%
United States Treasury bills, stated rate, end	0.07%
United States Treasury Bills - 0.01% due 3/12/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Mar 12, 2012
United States Treasury bills, stated rate	0.01%
United States Treasury Bills - 0.01% due 3/15/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Mar 15, 2012
United States Treasury bills, stated rate	0.01%
United States Treasury Bills - 0.01% due 2/16/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Feb 16, 2012
United States Treasury bills, stated rate	0.01%
United States Treasury Bills - 0.01% - 0.03% due 2/23/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Feb 23, 2012
United States Treasury bills, stated rate, start	0.01%
United States Treasury bills, stated rate, end	0.03%
United States Treasury Bills - 0.00%(a) - 0.04% due 3/08/12 [Member]
Schedule of Investments [Line Items]
United States Treasury bills, due date	Mar 8, 2012
United States Treasury bills, stated rate, start	0.00% [2]
United States Treasury bills, stated rate, end	0.04%

[1]	Percentage is based on shareholders' capital.
[2]	Rounds to less than 0.01%.

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization

1 - Organization

The iShares® Diversified Alternatives Trust (the "Trust") is a Delaware statutory trust organized under the laws of the State of Delaware on July 30, 2009 and commenced operations on October 6, 2009. iShares® Delaware Trust Sponsor LLC is the sponsor of the Trust (the "Sponsor"). The sole member and manager of the Sponsor is BlackRock Asset Management International Inc., a Delaware corporation. BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust holds long and/or short positions in foreign currency forward contracts and exchange-traded futures contracts involving assets such as currencies, interest rates and certain eligible stock and/or bond indices. Investments for the Trust's portfolio are selected by BlackRock Fund Advisors (the "Advisor"), following investment strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more assets.

The Trust is a commodity pool, as defined in the Commodity Exchange Act (the "CEA") and the applicable regulations of the Commodity Futures Trading Commission (the "CFTC"), and is operated by the Sponsor, a commodity pool operator registered with the CFTC. The Sponsor is an indirect subsidiary of BlackRock, Inc. The Advisor, an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Trust and is registered under the CEA.

The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior years have been reclassified to conform to the current financial statement presentation.

B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust's derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the "Trust Administrator"). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided, that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, "extraordinary circumstances" includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to reduce the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange's clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust's investments in forward and futures contracts.

C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2011 and 2010, the Trust had cash and cash equivalents held at brokers of $1,401,234 and $2,695,461, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of December 31, 2011 and 2010, the Trust had foreign currencies held at brokers of $7,504,546 and $6,926,407, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

I.	Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board ("FASB") issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. The adoption of the additional disclosure requirements is not expected to materially impact the Trust's financial statements and disclosures.

In December 2011, the FASB issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust's financial statements and disclosures.

Offering Of The Shares	12 Months Ended
Dec. 31, 2011
Offering Of The Shares [Abstract]
Offering Of The Shares

3 - Offering of the Shares

The Trust offers Shares on a continuous basis. The Trust issues and redeems Shares only in one or more blocks of 100,000 Shares ("Baskets") for a consideration in cash equal to the net asset value per Basket announced by the Trust on the first business day after the purchase or redemption order is received by the Trust. These transactions take place only with certain broker-dealers with whom the Trust has entered into written arrangements regarding the issuance and redemption of Shares (such authorized broker-dealers are the "Authorized Participants"). Only institutions that enter into an agreement with the Trust to become Authorized Participants may purchase or redeem Baskets. The Trust will not redeem individual Shares or Baskets held by parties who are not Authorized Participants.

Redemptions of Shares in exchange for a consideration in cash are treated as sales for financial statement purposes.

Trust Expenses	12 Months Ended
Dec. 31, 2011
Trust Expenses [Abstract]
Trust Expenses

4 - Trust Expenses

The Trust incurs all brokerage commissions and other transaction related fees and expenses in connection with the trading activities of the Trust. These expenses are recorded as brokerage commissions and fees in the Statements of Operations as incurred.

The Sponsor pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Trust. In return, the Sponsor receives an allocation from the Trust that accrues daily at an annualized rate equal to 0.95% of the adjusted net asset value of the Trust.

The Sponsor is obligated under the trust agreement to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, the Advisor, Wilmington Trust Company (the "Delaware Trustee"), the Trust Administrator and SEI Investments Distribution Co. (the "Processing Agent"), (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) fees for registration of the Shares with the Securities and Exchange Commission ("SEC"), (6) tax reporting costs and (7) legal expenses up to $100,000 annually.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.

Indemnification	12 Months Ended
Dec. 31, 2011
Indemnification [Abstract]
Indemnification

6 - Indemnification

The trust agreement provides that the Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries shall be indemnified from the Trust and held harmless against any loss, liability, cost, expense or judgment arising out of or in connection with the performance of their obligations under the trust agreement or any actions taken in accordance with the provisions of the trust agreement incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the trust agreement.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights

8 - Financial Highlights

The Trust is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2011, 2010 and the period from October 6, 2009 (commencement of operations) through December 31, 2009. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and expense ratios for the period from October 6, 2009 through December 31, 2009 have been annualized. The total return is based on the change in the net asset value of a Share during the period.

	Years Ended December 31,		Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
	2011	2010
Net asset value per Share, beginning of period	$50.43	$49.52	$50.00

Net investment loss	(0.46)	(0.42)	(0.11)
Net realized and unrealized gain (loss)	(1.14)	1.33	(0.37)

Net increase (decrease) in net assets from operations	(1.60)	0.91	(0.48)

Net asset value per Share, end of period	$48.83	$50.43	$49.52

Ratio to average net assets:
Net investment loss	(0.92)%	(0.84)%	(0.92)%
Expenses	1.02%	1.01%	1.01%
Total return	(3.17)%	1.84%	(0.96)%

Investing In Forward And Futures Contracts	12 Months Ended
Dec. 31, 2011
Investing In Forward And Futures Contracts [Abstract]
Investing In Forward And Futures Contracts

9 - Investing in Forward and Futures Contracts

Substantially all of the Trust's assets are invested in forward and/or futures contracts. The return on assets in the portfolio, if any, is not intended to track the performance of any index or other benchmark. There is no assurance the Trust will achieve its investment objectives.

For the years ended December 31, 2011 and 2010, the average month-end notional amounts of open forward currency contracts were $244,031,041 and $133,811,286, respectively. For the years ended December 31, 2011 and 2010, the average month-end notional amounts of open futures contracts were $602,423,480 and $405,818,327, respectively.

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2011 and 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

December 31, 2010
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,620,413	Unrealized depreciation on forward currency contracts	$3,744,316

Equity contracts	Unrealized appreciation on futures contracts	227,254	Unrealized depreciation on futures contracts	555,551

Interest rate contracts	Unrealized appreciation on futures contracts	85,806	Unrealized depreciation on futures contracts	1,800,805

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2011, 2010 and for the period from October 6, 2009 (commencement of operations) through December 31, 2009:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		1,152,214

Equity contracts	Net realized gain (loss) on futures contracts	(65,098	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(181,294)

Interest rate contracts	Net realized gain (loss) on futures contracts	(2,770,249	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,072,418
December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(175,836)

Equity contracts	Net realized gain (loss) on futures contracts	873,834	(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(345,880	)(a )

Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286	(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(1,571,737	)(a )

Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$435		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		51,933

Equity contracts	Net realized gain (loss) on futures contracts	(34,582	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		17,583	(a )

Interest rate contracts	Net realized gain (loss) on futures contracts	(34,493	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(143,262	)(a )

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Investment Valuation	12 Months Ended
Dec. 31, 2011
Investment Valuation [Abstract]
Investment Valuation

10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs.

Forward currency contracts are not exchange-traded and do not have quoted prices for identical assets in active markets. These contracts are valued using pricing information obtained from third-party pricing vendors who derive the value of these contracts from observable market inputs such as expiration dates of forward contracts, forward rates and spot exchange rates. Therefore, forward currency contracts are classified as Level 2 investments.

Futures contracts are valued using settlement prices for the particular futures contract traded on the applicable exchanges. Futures contracts are classified as Level 1 investments, as quoted prices for identical assets in active markets are available.

The following table summarizes the valuation of the Trust's investments by the fair value hierarchy levels as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3	Total
December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts	—	1,028,311	—	1,028,311

Futures contracts
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

December 31, 2010
U.S. Treasury bills	$—	$100,261,940	$—	$100,261,940
Forward currency contracts	—	(123,903)	—	(123,903)

Futures contracts
Equity contracts	(328,297)	—	—	(328,297)
Interest rate contracts	(1,714,999)	—	—	(1,714,999)

Total futures contracts	(2,043,296)	—	—	(2,043,296)

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

11 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended December 31, 2011, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.